REGULATORY CAPITAL AND CITIGROUP INC. PARENT COMPANY INFORMATION (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Regulatory capital requirement
Tier 1 Common	$ 123,095,000,000
Tier 1 Capital	136,532,000,000
Total Capital	167,686,000,000
Required minimum tier 1 capital ratio (as a percent)	4.00%
Well-capitalized minimum tier 1 capital ratio (as a percent)	6.00%
Required minimum total capital ratio (as a percent)	8.00%
Well-capitalized minimum total capital ratio (as a percent)	10.00%
Tier 1 Common ratio (as a percent)	12.67%
Tier 1 Capital ratio (as a percent)	14.06%
Total Capital ratio (as a percent)	17.26%
Required minimum leverage ratio (as a percent)	3.00%
Well-capitalized minimum leverage ratio (as a percent)	5.00%
Leverage ratio (as a percent)	7.48%
Dividend received from Citibank	19,100,000,000
Citibank, N.A.
Regulatory capital requirement
Tier 1 Common	116,633,000,000
Tier 1 Capital	117,367,000,000
Total Capital	135,513,000,000
Tier 1 Common ratio (as a percent)	14.12%
Tier 1 Capital ratio (as a percent)	14.21%
Total Capital ratio (as a percent)	16.41%
Leverage ratio (as a percent)	8.97%
Citigroup Global Markets Holdings Inc. (CGMHI)
Regulatory capital requirement
Net capital or equivalent	6,250,000,000
Excess over minimum requirement	5,659,000,000
Citigroup Global Markets Limited
Regulatory capital requirement
Net capital or equivalent	6,212,000,000
Excess over minimum requirement	$ 3,594,000,000